Vista Outdoor Inc. - 10-K Property, Plant, and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Vista Outdoor Inc.
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment
Property, plant, and equipment consists of the following:

	March 31,
	2024	2023
Land	$13,301	$13,276
Buildings and improvements	108,753	108,377
Machinery and equipment	516,337	498,266
Property not yet in service	15,357	22,639
Gross property, plant, and equipment	653,748	642,558
Less: accumulated depreciation	(451,884)	(414,311)
Net property, plant, and equipment	$201,864	$228,247